Leases - Information Regarding Leases (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2021
Lease expenses
Operating lease cost/expenses	$ 164,234
Short-term lease cost/expenses	88,312	$ 154,425
Total lease cost	252,546	$ 154,425
Operating cash flows	$ 212,955
Operating leases	1 year 10 days
Operating leases					14.00%
ADOMANI, INC. [Member]
Lease expenses
Operating lease cost/expenses			$ 273,965	$ 109,590
Short-term lease cost/expenses			294,073	117,857
Total lease cost			568,038	227,447
Operating cash flows			$ 282,102	$ 115,852
Operating leases			2 years 14 days	3 years 1 month 28 days
Operating leases			14.00%	14.00%